Accounting Policies - Summary of IFRS 15 Revenue from Contracts with Customers recognized on Balance Sheet (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of adjustments in balance sheet at date of initial application [line items]
Intangible assets	R$ 16,307,157		R$ 16,121,725
IAS 18 [member]
Disclosure of adjustments in balance sheet at date of initial application [line items]
Intangible assets		R$ 8,346
IFRS 12 [member]
Disclosure of adjustments in balance sheet at date of initial application [line items]
Intangible assets		180,152
Increase Decrease Due to Changes in Accounting Policy Required by IFRS [member]
Disclosure of adjustments in balance sheet at date of initial application [line items]
Intangible assets		(188,498)
Other non-current assets (contract asset)		(188,498)
IFRS 15 [member]
Disclosure of adjustments in balance sheet at date of initial application [line items]
Other non-current assets (contract asset)		R$ 188,498